COLUMBIA SMALL CAP VALUE FUND II

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Small Cap Value Fund II, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 96.7%

Issuer	Shares	Value ($)
Communication Services 1.5%
Interactive Media & Services 0.6%
Ziff Davis, Inc.(a)	107,700	6,873,414

Media 0.9%
Nexstar Media Group, Inc., Class A	81,000	11,496,330

Total Communication Services		18,369,744

Consumer Discretionary 10.7%
Automobile Components 0.5%
Adient PLC(a)	174,600	5,622,120

Hotels, Restaurants & Leisure 3.2%
International Game Technology PLC	421,500	11,266,695
Light & Wonder, Inc.(a)	198,000	17,507,160
Red Rock Resorts, Inc., Class A	231,100	10,290,883

Total		39,064,738

Household Durables 1.8%
KB Home	211,800	11,034,780
Taylor Morrison Home Corp., Class A(a)	235,900	10,639,090

Total		21,673,870

Leisure Products 0.4%
YETI Holdings, Inc.(a)	103,000	4,391,920

Specialty Retail 3.8%
American Eagle Outfitters, Inc.	674,000	12,826,220
Gap, Inc. (The)	313,600	6,293,952
Group 1 Automotive, Inc.	55,200	15,571,920
Signet Jewelers Ltd.	128,900	10,593,002

Total		45,285,094

Textiles, Apparel & Luxury Goods 1.0%
Kontoor Brands, Inc.	226,770	12,465,547

Total Consumer Discretionary		128,503,289

Consumer Staples 1.8%
Food Products 0.9%
TreeHouse Foods, Inc.(a)	274,100	11,158,611

Personal Care Products 0.9%
BellRing Brands, Inc.(a)	201,240	10,645,596

Total Consumer Staples		21,804,207

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 9.3%
Energy Equipment & Services 1.1%
Helmerich & Payne, Inc.	162,000	5,869,260
Transocean Ltd.(a)	1,259,700	8,011,692

Total		13,880,952

Oil, Gas & Consumable Fuels 8.2%
Callon Petroleum Co.(a)	221,700	6,932,559
Chord Energy Corp.	64,600	10,474,244
Civitas Resources, Inc.	225,500	15,489,595
Golar LNG Ltd.	559,200	12,039,576
Matador Resources Co.	129,500	7,495,460
Murphy Oil Corp.	335,600	14,353,612
Permian Resources Corp.	1,021,200	13,418,568
SM Energy Co.	262,200	9,819,390
Talos Energy, Inc.(a)	564,900	7,863,408

Total		97,886,412

Total Energy		111,767,364

Financials 24.3%
Banks 15.7%
Ameris Bancorp	335,200	14,272,816
Atlantic Union Bankshares Corp.	299,711	9,162,165
Axos Financial, Inc.(a)	208,792	7,990,470
Bancorp, Inc. (The)(a)	309,761	12,083,777
Bank of NT Butterfield & Son Ltd. (The)	57,594	1,597,082
BankUnited, Inc.	106,498	2,938,280
Cathay General Bancorp	380,300	13,949,404
First Horizon Corp.	502,733	6,429,955
Fulton Financial Corp.	214,013	3,045,405
Hancock Whitney Corp.	371,020	15,304,575
Independent Bank Corp.	233,900	13,336,978
New York Community Bancorp, Inc.	1,283,200	12,074,912
Popular, Inc.	143,590	10,595,506
Renasant Corp.	432,300	11,775,852
South State Corp.	38,459	2,847,889
Synovus Financial Corp.	89,374	2,751,825
Triumph Financial, Inc.(a)	99,534	6,755,373
UMB Financial Corp.	200,020	14,333,433

2	Columbia Small Cap Value Fund II | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Small Cap Value Fund II, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
WaFd, Inc.	170,060	4,545,704
Westamerica BanCorp	12,720	645,031
Western Alliance Bancorp	169,716	8,692,853
WSFS Financial Corp.	220,336	8,498,359
Zions Bancorp	136,825	4,875,075

Total		188,502,719

Capital Markets 2.4%
Houlihan Lokey, Inc., Class A	168,700	18,172,364
Stifel Financial Corp.	171,500	10,464,930

Total		28,637,294

Financial Services 3.4%
AvidXchange Holdings, Inc.(a)	758,300	8,091,061
MGIC Investment Corp.	895,600	15,753,604
Radian Group, Inc.	657,250	16,897,898

Total		40,742,563

Insurance 1.2%
AMERISAFE, Inc.	182,700	8,798,832
Axis Capital Holdings Ltd.	104,500	5,887,530

Total		14,686,362

Mortgage Real Estate Investment Trusts (REITS) 1.6%
Blackstone Mortgage Trust, Inc.	471,700	10,462,306
Starwood Property Trust, Inc.	400,700	7,961,909

Total		18,424,215

Total Financials		290,993,153

Health Care 4.4%
Biotechnology 1.3%
Apellis Pharmaceuticals, Inc.(a)	148,290	7,988,382
Ideaya Biosciences, Inc.(a)	127,900	4,022,455
Insmed, Inc.(a)	153,100	3,830,562

Total		15,841,399

Health Care Equipment & Supplies 2.5%
Haemonetics Corp.(a)	145,400	11,758,498
LivaNova PLC(a)	230,460	10,336,131
Merit Medical Systems, Inc.(a)	98,700	7,062,972
Varex Imaging Corp.(a)	53,793	1,013,998

Total		30,171,599

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 0.6%
Prestige Consumer Healthcare, Inc.(a)	112,100	6,428,935

Total Health Care		52,441,933

Industrials 19.0%
Aerospace & Defense 1.3%
Moog, Inc., Class A	109,138	15,280,411

Commercial Services & Supplies 2.2%
ABM Industries, Inc.	322,300	13,211,077
CoreCivic, Inc.(a)	291,300	4,215,111
HNI Corp.	216,900	8,474,283

Total		25,900,471

Construction & Engineering 3.5%
API Group Corp.(a)	563,300	17,096,155
EMCOR Group, Inc.	57,900	12,304,908
Fluor Corp.(a)	336,400	12,793,292

Total		42,194,355

Ground Transportation 1.3%
ArcBest Corp.	89,200	10,631,748
Heartland Express, Inc.	340,100	4,564,142

Total		15,195,890

Machinery 0.7%
Hillenbrand, Inc.	224,900	8,712,626

Professional Services 5.0%
Alight, Inc., Class A(a)	1,253,500	9,589,275
ICF International, Inc.	116,000	16,234,200
KBR, Inc.	108,500	5,606,195
Parsons Corp.(a)	236,200	14,712,898
Science Applications International Corp.	121,600	14,277,056

Total		60,419,624

Trading Companies & Distributors 5.0%
Beacon Roofing Supply, Inc.(a)	179,700	14,440,692
Core & Main, Inc., Class A(a)	430,200	15,069,906
FTAI Aviation Ltd.	379,900	15,655,679
Herc Holdings Inc	113,900	14,084,874

Total		59,251,151

Total Industrials		226,954,528

Columbia Small Cap Value Fund II | Third Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Small Cap Value Fund II, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 5.4%
Communications Equipment 0.6%
Extreme Networks, Inc.(a)	306,500	4,946,910
Harmonic, Inc.(a)	204,753	2,264,568

Total		7,211,478

Electronic Equipment, Instruments & Components 1.6%
Coherent Corp.(a)	150,200	5,525,858
Knowles Corp.(a)	530,300	8,415,861
Vishay Intertechnology, Inc.	237,000	5,268,510

Total		19,210,229

Semiconductors & Semiconductor Equipment 1.7%
Diodes, Inc.(a)	82,300	5,466,366
Rambus, Inc.(a)	160,700	10,874,569
Ultra Clean Holdings, Inc.(a)	168,700	4,578,518

Total		20,919,453

Software 1.5%
Blackbaud, Inc.(a)	128,200	9,645,768
Progress Software Corp.	150,800	8,122,088

Total		17,767,856

Total Information Technology		65,109,016

Materials 7.3%
Chemicals 3.0%
Avient Corp.	318,100	10,926,735
Cabot Corp.	174,400	13,236,960
HB Fuller Co.	153,100	11,586,608

Total		35,750,303

Containers & Packaging 0.7%
O-I Glass, Inc.(a)	578,300	8,535,708

Metals & Mining 3.6%
ATI, Inc.(a)	160,100	7,036,395
Carpenter Technology Corp.	168,800	11,952,728
Constellium SE(a)	633,700	11,026,380
Materion Corp.	118,800	13,437,468

Total		43,452,971

Total Materials		87,738,982

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate 9.4%
Hotel & Resort REITs 1.0%
Apple Hospitality REIT, Inc.	711,300	11,857,371

Industrial REITs 2.3%
First Industrial Realty Trust, Inc.	209,700	9,866,385
STAG Industrial, Inc.	296,200	10,618,770
Terreno Realty Corp.	112,800	6,442,008

Total		26,927,163

Office REITs 1.2%
SL Green Realty Corp.	406,400	14,862,048

Real Estate Management & Development 0.9%
DigitalBridge Group, Inc.	632,100	10,910,046

Residential REITs 0.2%
Centerspace	36,527	1,948,350

Retail REITs 2.9%
Kite Realty Group Trust	793,000	16,748,160
Tanger, Inc.	734,000	18,320,640

Total		35,068,800

Specialized REITs 0.9%
Rayonier, Inc.	350,900	10,765,612

Total Real Estate		112,339,390

Utilities 3.6%
Electric Utilities 1.1%
Portland General Electric Co.	306,457	12,583,125

Gas Utilities 1.8%
New Jersey Resources Corp.	293,900	12,402,580
ONE Gas, Inc.	161,600	9,313,008

Total		21,715,588

Independent Power and Renewable Electricity Producers 0.7%
Clearway Energy, Inc., Class C	356,700	8,906,799

Total Utilities		43,205,512

Total Common Stocks (Cost $906,857,025)		1,159,227,118

Exchange-Traded Equity Funds 2.5%

	Shares	Value ($)
Sector 1.7%
SPDR S&P Biotech ETF	276,070	20,848,807

4	Columbia Small Cap Value Fund II | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Small Cap Value Fund II, November 30, 2023 (Unaudited)

Exchange-Traded Equity Funds (continued)

	Shares	Value ($)
U.S. Small Cap 0.8%
iShares Russell 2000 Value ETF	65,600	9,116,432

Total Exchange-Traded Equity Funds (Cost $30,392,777)		29,965,239

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 5.605%(b),(c)	845,298	845,129

Total Money Market Funds (Cost $845,091)		845,129

Total Investments in Securities (Cost: $938,094,893)		1,190,037,486

Other Assets & Liabilities, Net		8,242,954

Net Assets		1,198,280,440

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2023.

(c)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation) ($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	33,121,956	252,960,408	(285,234,876)	(2,359)	845,129	13,322	815,130	845,298

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Small Cap Value Fund II | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

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